Summary of Significant Accounting Policies - Customers that Represented More than 10% of Accounts Receivable (Parenthetical) (Detail) (U.S. Air Force [Member], Accounts receivable [Member])	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2012 Maximum [Member]
Credit risk, percentage	11.00%	10.00%